Operating Segment and Revenue Information - Schedule of Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 8,304	¥ 8,628
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	6,119	6,394
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	517	458
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 1,668	¥ 1,775